CONVERTIBLE SENIOR NOTES (principal amount and unamortized discount and debt issuance costs) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Principal amount	$ 305,700	$ 700,000
Unamortized discount and debt issuance costs	(10,432)	(15,397)
Debt Issuance Costs, Net	$ 295,268	$ 684,603